Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation
Share-based Compensation

13. Share-based Compensation

Under the Share Incentive Plan (the “Option Plan”), the Group may offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”) including the issuance of options to the Participants to purchase not more than 7,720,000 ordinary shares. In August 2011, the Group increased maximum aggregate number of ordinary shares which may be issued pursuant to the Option Plan from 7,720,000 to 10,000,000. Options granted to the employees typically vest over a requisite service period of five years with a 10 year contractual term. Generally, the options allocated to the first year in the service period are vested on the first anniversary of the grant date with the remaining options vesting ratably over the following years in the requisite service period. For example, options with a 5-year vesting period will have 20% vested on the first anniversary of the grant date with the remaining 80% vesting ratably over the following 48 months. As of December 31, 2013, options to purchase 1,582,080 ordinary shares and 1,449,446 non-vested restricted shares were outstanding and options to purchase 3,671,800 ordinary shares were available for future grants under the Option Plan.

The Group records share-based compensation based on the grant date fair value of the award and recognizes the cost as an expense over the grantee’s requisite service period. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expenses depending on the job functions of the grantees.

The share-based compensation has been classified as follows for the year ended December 31, 2011, 2012 and 2013:

	2011	2012	2013
Restaurant wages and related expenses	3,351	3,928	4,900
Selling, general and administrative	12,467	11,772	10,994
Total	15,818	15,700	15,894

The weighted-average grant date fair value for options granted during the year ended December 31, 2011, 2012 and 2013 was RMB10.36, RMB7.40 and RMB4.56 ($0.75), computed using the binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the fair value of the Group’s ordinary shares, the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rates. Expected volatilities are based on the average volatility of comparable companies over a time period commensurate with the expected life of the option. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of stock options were estimated using the following significant assumptions:

	2011	2012	2013

Suboptimal exercise factor	2.0 to 2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	2.97% to 4.41%	3.33%-3.50%	3.59%-3.69%
Volatility	41.0% to 42.0%	40.6% to 41.2%	39.5% to 46.7%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

A summary of option activities under the Option Plan for the year ended December 31, 2013 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2013	4,253,072	1.46	7.8years	2,218
Granted	475,000	1.67	—	—
Conversion to restricted shares	(1,868,500)	3.42	—	—
Cancellation and termination	(1,254,316)	1.01	—	—
Exercised	(23,176)	1.01	—	—
Outstanding, as of December 31, 2013	1,582,080	1.01	6.2 years	2,037
Vested and expected to vest as of December 31, 2013	1,121,281	1.02	6.2 years	1,442
Options exercisable at December 31,2013	709,804	1.00	6.1 years	925

On January 29 and September 2, 2013, the Group granted 578,400 and 169,000 restricted shares to executive and non-executive employees respectively to replace 1,446,000 and 422,500 options granted previously. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. The replacement awards were accounted for as a modification, and the incremental value associated with the replacement was immaterial.

As of December 31, 2013, there was RMB5,680 ($0.9 million) in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plan, which is expected to be recognized over a weighted-average period of 0.73 years. The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was RMB7,710, RMB928 and RMB8,614 ($1.4 million) respectively.

The following table summarized the Group’s non-vested restricted shares activity for the year ended December 31, 2013:

		Weighted-Average Grant Date Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2013	1,381,253	2.92
Granted	—	—
Granted to replace existing options	747,400	2.01
Vested	(637,527)	2.72
Cancellation and termination	(41,680)	2.67
Non-vested restricted shares outstanding at December 31, 2013	1,449,446	2.64

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of restricted shares vested during the year ended December 31, 2011, 2012 and 2013 was RMB9,022, RMB 4,765 and RMB 8,001 ($1.3 million),respectively.

As of December 31, 2013 there was RMB14,764 ($2.4 million) in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.39 years.